CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
CONTINGENCIES
CONTINGENCIES

Due to the size, complexity and nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated.  Certain conditions may exist as of the date the consolidated financial statements are issued that may result in a loss to the Company, but which will be resolved only when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these Consolidated Financial Statements of the Company may be material.

Canadian Malartic

On August 2, 2016, Canadian Malartic General Partnership (“CMGP”), a general partnership jointly owned by the Company and Agnico Eagle Mines Limited (the "Partnership"), was served with a class action lawsuit with respect to allegations involving the Canadian Malartic mine.  The complaint is in respect of "neighbourhood annoyances" arising from dust, noise, vibrations and blasts at the mine.  The plaintiffs are seeking damages in an unspecified amount as well as punitive damages in the amount of $20.0 million.  The class action was certified in May 2017.  In November 2017, a declaratory judgment was issued allowing the Partnership to settle individually with class members for 2017 under its Good Neighbor Guide (the “Guide”). In September 2018, the Superior Court introduced an annual revision of the ending date of the class action period and a mechanism for the partial exclusion of class members, allowing the residents to individually settle for a specific period (usually a calendar year) and to opt-out from the class action for such specific period. Both of these judgments were confirmed by the Court of Appeal and the class members will thus continue to have the option to benefit from the Guide.   In January 2018, a judgment was rendered in favor of the Partnership, resulting in the removal from the class action of the pre-transaction period, spanning from August 2013 to June 16, 2014, during which the Canadian Malartic mine was not operated by the Partnership. The plaintiff did not seek leave to appeal this decision and will rather add new allegations in an attempt to recapture the pre-transaction period.  The Company and the Partnership will take all necessary steps to defend themselves from this lawsuit.

On August 15, 2016, the Partnership received notice of an application for injunction relating to the Canadian Malartic mine, which had been filed under the Environment Quality Act (Quebec).  A hearing related to an interlocutory injunction was completed on March 17, 2017 and a decision of the Superior Court of Quebec dismissed the injunction.  An application for permanent injunction is currently pending.  The Company and the Partnership have reviewed the injunction request, consider the request without merit and will take all reasonable steps to defend against this injunction.  These measures include a motion for the dismissal of the application for injunction, which has been filed and will be heard at a date to be determined.  While at this time the potential impacts of the injunction cannot be definitively determined, the Company expects that if the injunction were to be granted, there would be a negative impact on the operations of the Canadian Malartic mine, which could include a reduction in production.

On June 1, 2017, the Partnership was served with an application for judicial review to obtain the annulment of a governmental decree.  The Partnership is an impleaded party in the proceedings.  The applicant seeks to obtain the annulment of a decree authorizing the expansion of the Canadian Malartic mine.  The Company and the Partnership have reviewed the application for judicial review, consider the application without merit and will take all reasonable steps to defend against this application.  The hearing on the merits began on October 1, 2018, but no judgment has been rendered so far.  While the Company believes it is highly unlikely that the annulment will be granted, the Company expects that if the annulment were to be granted, there would be a negative impact on the operations of the Canadian Malartic mine, which could include a reduction in anticipated future production.